Financial risk management - Currency risk (Details) - Currency risk - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ (28,590)	£ (26,529)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	73	252
Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,998	1,981
Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(30,794)	(28,730)
Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(28,723)	(26,497)
Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	133	(32)
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,709	2,033
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,179)	(3,306)
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(362)	(340)
Sterling
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(12,745)	(10,584)
Sterling | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	18	97
Sterling | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	813	965
Sterling | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(12,407)	(10,591)
Sterling | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(11,576)	(9,529)
Sterling | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,169)	(1,055)
Sterling | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	306	398
Sterling | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,177)	(1,221)
Sterling | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(85)	(93)
Euro
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	191	18
Euro | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	2
Euro | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(4,150)	(4,787)
Euro | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(4,150)	(4,785)
Euro | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,341	4,803
Euro | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(16,191)	(16,202)
Dollar | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	55	153
Dollar | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,185	1,016
Dollar | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(13,217)	(12,126)
Dollar | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(11,977)	(10,957)
Dollar | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(4,214)	(5,245)
Dollar | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,403	1,635
Dollar | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,002)	(2,085)
Dollar | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(277)	(247)
Other
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	155	239
Other | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,020)	(1,226)
Other | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,020)	(1,226)
Other | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,175	1,465
Other | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ 0	£ 0